STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
STOCKHOLDERS' EQUITY
Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

NOTE 15. STOCKHOLDERS' EQUITY

Dividend Program

On February 24, 2012, our Board of Directors approved the initiation of a regular quarterly cash dividend program. Our Board of Directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Estimated Amount	Payment Date
(In millions, except per share data)
February 24, 2012	$0.20	March 16, 2012	$15.2	April 6, 2012
May 4, 2012	$0.20	June 15, 2012	$15.4	July 6, 2012
August 3, 2012	$0.20	September 14, 2012	$15.4	October 5, 2012
November 2, 2012	$0.20	December 14, 2012	$15.4	January 4, 2013

Equity Incentive Plans

As of December 28, 2012, approximately 3.5 million shares had been issued as restricted stock awards and 0.5 million shares of restricted stock units were issuable upon the vesting under our 2008 Equity Incentive Plan (the “2008 Plan”). In addition, approximately 1.0 million shares remained reserved for future grant under the 2008 Plan.

Stock Repurchase Program

On February 25, 2011, our Board of Directors authorized an increase in the number of our common shares that we could repurchase in fiscal year 2011 from 3.0 million shares to 8.0 million shares to be effected through open market purchases or privately negotiated transactions as permitted by securities laws and other legal and contractual requirements, and subject to market conditions and other factors. For fiscal years 2012, 2013 and 2014, the authorized shares under the repurchase program are 3.0 million shares, plus the number of shares equal to the difference between the number of shares authorized to be repurchased in the prior year and the actual number of shares repurchased during the prior year, not to exceed 6.0 million shares in aggregate. The repurchase program will expire at the end of our 2014 fiscal year. The Board of Directors may modify, suspend, extend or terminate the program at any time.

The following table summarizes our stock repurchase activities for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except average price paid per share)	2012	2011	2010
Shares of common stock repurchased	1.0	6.0	3.0
Average price paid per share	$40.00	$40.47	$42.75
Cost of common stock repurchased	$40.0	$242.8	$128.3

Stock-Based Compensation

We recognize stock-based compensation expense, net of estimated forfeitures, over the vesting periods in “General and administrative expenses” and “Cost of revenues” in our Consolidated Statements of Operations.

The following table presents our stock-based compensation expense related to restricted stock awards and units, our employee stock purchase plan and the related income tax benefits recognized for the years ended December 28, 2012, December 30, 2011, and December 31, 2010:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Stock-based compensation expense:
Restricted stock awards and units	$43.1	$44.8	$43.6
Employee stock purchase plan	0.5	0.5	0.4
Stock-based compensation expense	$43.6	$45.3	$44.0

Stock-based compensation expense included in:
Cost of revenues	$33.2	$35.1	$34.0
General and administrative expenses	10.4	10.2	10.0
Stock-based compensation expense	$43.6	$45.3	$44.0

Total income tax benefits recognized in our net income related to stock-based compensation expense	$16.0	$17.3	$16.9

Employee Stock Purchase Plan

Our Employee Stock Purchase Plan (“ESPP”) allows qualifying employees to purchase shares of our common stock through payroll deductions of up to 10% of their compensation, subject to Internal Revenue Code limitations, at a price of 95% of the fair market value as of the end of each of the six-month offering periods. The offering periods commence on January 1 and July 1 of each year.

For the years ended December 28, 2012, December 30, 2011, and December 31, 2010, employees participating in our ESPP purchased approximately 0.1 million shares, 0.2 million shares, and 0.2 million shares, respectively. Cash proceeds generated from employee stock option exercises and purchases by employees under our ESPP for the years ended December 28, 2012, December 30, 2011, and December 31, 2010 were $8.9 million, $11.7 million, and $11.3 million, respectively.

Restricted Stock Awards and Units

Restricted stock awards and units generally vest over four years. Vesting of some awards is subject to both service requirements and performance conditions. Currently outstanding restricted stock awards and units with a performance condition vest upon the achievement of an annual net income target, established in the first quarter of the fiscal year preceding the vesting date. Our awards are measured based on the stock price on the date that all of the key terms and conditions related to the award are known. Restricted stock awards and units are expensed on a straight-line basis over their respective vesting periods subject to the probability of meeting performance and/or service requirements.

As of December 28, 2012, we had estimated unrecognized stock-based compensation expense of $82.6 million related to nonvested restricted stock awards and units. This expense is expected to be recognized over a weighted-average period of 2.6 years. The following table summarizes the total fair value of vested shares, according to their contractual terms, and the grant date fair value of restricted stock awards and units granted during the years ended December 28, 2012 and December 30, 2011:

	December 28,	December 30,
(In millions)	2012	2011
Fair value of shares vested	$42.0	$41.8
Grant date fair value of restricted stock awards and units granted	$54.3	$42.1

A summary of the status of and changes in our nonvested restricted stock awards and units, according to their contractual terms, as of and for the year ended December 28, 2012, is presented below:

	Year Ended
	December 28, 2012
		Weighted-
	Shares	Average Grant
	(in millions)	Date Fair Value
Nonvested at December 30, 2011	2.4	$42.86
Granted	1.4	$36.79
Vested	(1.0)	$41.69
Forfeited	(0.1)	$42.44
Nonvested at December 28, 2012	2.7	$40.03

Stock Options

A summary of the status and changes of the stock options, according to their contractual terms, is presented below:

				Weighted-
				Average
			Weighted-	Remaining	Aggregate
	Options		Average	Contractual	Intrinsic Value
	(in millions)		Exercise Price	Term (in years)	(in millions)

Outstanding and exercisable at January 1, 2010	0.7		$22.99	3.46	$16.5
Exercised	(0.1)		$21.03
Forfeited/expired/cancelled	—	†	$18.13
Outstanding and exercisable at December 31, 2010	0.6		$23.38	2.62	$11.7
Exercised	(0.1)		$22.80
Forfeited/expired/cancelled	—	†	$22.30
Outstanding and exercisable at December 30, 2011	0.5		$23.55	1.83	$5.8
Exercised	(0.2)		$22.29
Forfeited/expired/cancelled	—	†	$24.36
Outstanding and exercisable at December 28, 2012	0.3		$24.28	1.27	$4.5

†       Represents fewer than fifty thousand shares.

The aggregate intrinsic value as of December 28, 2012 in the preceding table represents the total pre-tax intrinsic value, based on our closing market price of $38.71, which would have been received by the option holders had all option holders exercised their options on that date.

For the years ended December 28, 2012, December 30, 2011 and December 31, 2010, the aggregate intrinsic value of stock options exercised, determined as of the date of option exercise, was $2.9 million, $2.5 million and $3.0 million, respectively. Since all of our stock option awards were fully vested in fiscal year 2008, we did not have any stock-based compensation expense related to stock option awards or any unrecognized related expense.